SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and entities it controlled through VIE agreements. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the estimated credit loss of accounts receivable, realizability of advance to vendors, useful lives of property and equipment, the recoverability of long-lived assets, estimates used in lease accounting, and realization of deferred tax assets. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Such risks and uncertainties include, but are not limited to interest rate risk, concentration of credit risk, risks associated with concentration of customers and vendors and VIE risk (see Note 9). Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The COVID-19 pandemic negatively affected the Company’s business and financial results in fiscal year 2023, but did not materially affect its business operations in fiscal year 2024 and fiscal year 2025.

In early December 2022, China announced a nationwide loosening of its zero-COVID policy, and after that, the overall demand for YSX Operating Companies’ services, particularly, the auto insurance aftermarket value-added services, increased significantly since then.

Although the spread of COVID-19 appears to be under control, the extent to which the COVID-19 pandemic may impact the Company’s future financial results will depend on future developments, such as new information on the effectiveness of the mitigation strategies, the duration, spread, severity, and recurrence of COVID-19 and COVID-19 variants, if any, any related travel advisories and restrictions, and the overall impact of the COVID-19 pandemic on the global economy and capital markets, all of which remain uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity, and results of operations.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in the PRC. The Company’s cash balances in the PRC are insured by the PRC financial institution deposit insurance program up to a limit of RMB 500,000 (approximately $69,000) per each bank account. The PRC financial institution pays compensation up to a limit of RMB 500,000 (approximately $69,000) per each bank account if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2025 and 2024, cash balance of $6,548,601 and $4,278,045, respectively, were maintained at financial institutions in PRC and approximately $5,817,823 and $3,787,797, respectively, were not insured by the PRC financial institution deposit insurance program.

Short-term investment

Short-term investment

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks or financial institution with maturities within one year. The banks or financial institution invest the Company’s funds in certain financial instruments including money market funds, bonds or mutual funds, with average rate of return on these investments of 1.95% to 2.25% per annual. The carrying values of the Company’s short-term investments approximate fair value because of their short-term maturities. The interest earned is recognized in the consolidated statements of comprehensive income over the contractual term of these investments.

Short-term investment consisted of the following:

	March 31,	March 31,
	2025	2024
Beginning balance	$2,103,762	$1,461,807
Add: purchase additional wealth management financial products	—	2,096,934
Less: proceeds received upon maturity of short-term investment	(2,105,016)	(1,397,956)
Interest receivable	—	19,146
Foreign currency translation adjustments	1,254	(76,169)
Ending balance of short-term investment	$—	$2,103,762

The Company recorded investment income of $20,295, $26,797 and $29,190 for the years ended March 31, 2025, 2024 and 2023, respectively. The short-term investment held as of March 31, 2024 was fully redeemed on October 9, 2024. The Company did not purchase additional short-term investment as of the date of the consolidated financial statements were issued.

Accounts receivable, net

Accounts receivable, net

Accounts receivable include service fees generated from the Company’s auto insurance aftermarket value-added services, other scenario-based customized services and software development and information technology services.

Accounts receivable represent balances due from customers and are recorded net of allowance for credit loss.

On April 1, 2023, the Company adopted ASC 326, Credit Losses, which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Company used a modified retrospective approach and did not restate the comparable prior periods.

The allowance for credit losses reflects the Company’s current estimate of credit losses expected to be incurred over the life of the receivables and is measured in accordance with ASC 326. The Company assesses the collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customer based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Receivables are written off after all collection efforts have ceased. As of March 31, 2025 and 2024, allowance for credit loss on the Company’s outstanding accounts receivable amounted to $653,470 and $382,731, respectively.

Advances to vendors

Advances to vendors

Advances to vendors consist of balances paid to various vendors for outsourcing the Company’s value-added services. Advances to vendors also include prepayment to external media channel operators in order to help customers to post their ads. Advances to vendors are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realization of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for unrealizable balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for credit loss by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. As of March 31, 2025 and 2024, there was no allowance for credit loss recorded as management believed that all of the advance to vendor balances fully realizable.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment	3-5 years
Electronic equipment	3 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of comprehensive income in other income(expenses).

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of March 31, 2025 and 2024.

Leases

Leases

The Company leases office space, which is classified as operating leases in accordance with ASC 842. Under ASC 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with an initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. There was no impairment for ROU lease assets as of March 31, 2025 and 2024 (see Note 5).

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, advances to vendors, due from related parties, short-term investment, other current assets, short-term loans, accounts payable, taxes payable and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of March 31, 2025 and 2024 based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of long-term loans approximates fair value at March 31, 2025 and 2024 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Foreign currency translation

Foreign currency translation

The functional currency for YSX Cayman is the U.S Dollar (“US$”). YSX HK uses the Hong Kong dollar as its functional currency. However, YSX Cayman and YSX HK currently only serve as the holding companies and did not have active operations as of the date of this annual report. The Company operates its business through its VIEs and subsidiaries of the VIEs in the PRC as of March 31, 2025. The functional currency of the WFOE and the Company’s VIEs and subsidiaries of the VIEs is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	US$1= RMB 7.2567	US$1= RMB 7.2212	US$1= RMB 6.8774

Average rate	US$1= RMB 7.2169	US$1= RMB 7.1533	US$1= RMB 6.8507

Revenue recognition

Revenue recognition

On April 1, 2021, the Company adopted ASC 606, “Revenue from Contracts with customers”, using the modified retrospective approach.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company currently generates its revenue from the following main sources:

Revenue from auto insurance aftermarket value-added services

The Company obtains service contracts from various insurance companies and brokerages when they successfully secured the insurance policy or contracts with their customers (the “Insurance Policy Holders). Pursuant to the service contracts with insurance companies and brokerages (the “Customers”), the Company is to provide the following auto insurance value-added services to the auto insurance policy holders on behalf of these insurance companies and brokerages: (i) vehicle safety inspection and check services (such as gearbox inspection, transmission inspection, steering system inspection, multi-point inspection, vehicle electronic system inspection, and brake system inspection, etc.); (ii) vehicle driving risk screening services; (iii) designated driver and rescuing services (such as arranging designated drivers to drive alcohol drinkers home safely and car jump-start and towing services); and (iv) vehicle maintenance and other value-added services (such as car wash, windshield and windscreen wiper maintenance, four wheel positioning, tire repair and rotation, vehicle body paint, air conditioning system maintenance, engine inspection and maintenance, oil change, car waxing, and battery services, etc.). The Company’s performance obligations are to utilize its intermediary platform to identify and find appropriate external service providers to render above mentioned value-added services to insurance policy holders, coordinating and monitoring third-party vendors for related service rendering and reporting the results to the Customers. The Company’s agreements with the Customers for providing auto insurance aftermarket value-added services are fixed-price contracts. For each of the auto insurance aftermarket value-added services including vehicle safety inspection and check, vehicle driving risk screening, designated driver and rescuing and vehicle maintenance, there is a corresponding service rate as agreed upon between the Company and the Customers, as well as agreed between the Company and each of the individual external vendor who perform these services. The Company is required to concurrently monitor and manage these value-added services to be entitled to receive the fixed service fee. There is no separate service return, discount, or service volume incentive involved. As a result, there is no variable consideration in the contract. Once a specific auto insurance aftermarket value-added service is rendered on time, the Company’s service obligation related to such service is satisfied. The Company recognizes revenue at point when the designated services are rendered and completed.

Upon assessing of ASC 606-10-55-37A when an external party is involved in providing goods or services to a customer, the Company believes that it serves as a principal in this type of transaction, because the Company is primarily responsible for fulfilling the promises to the customers. The Company selects qualified external vendors, coordinates, monitors and inspects the services rendered by the external vendors, resolves disputes and complaints claimed by the insurance policy holders who use the auto insurance aftermarket value-added services, and reports the service rendering results to the customers on time. The Company has the right and ability to direct the external vendors to provide the services and is responsible for ensuring that the services performed are acceptable to the insurance companies and brokerages. Further, the Company has the latitude in establishing service prices with the external vendors and taking credit risk in terms of service fee collection and payments, and is primarily responsible for taking the risk for service arrangement with external parties to render the designated services to the insurance policy holders.

Contract fulfillment costs associated with auto insurance aftermarket value-added services primarily consist of employee salary, bonus and business travel costs incurred by the Company to fulfill its performance obligations. Contract fulfillment costs are only capitalized when the costs generate or enhance resources that will be used in satisfying future performance obligations of the contract and the costs are expected to be recovered. For the years ended March 31, 2025, 2024 and 2023, the Company did not capitalize contract fulfillment costs, but expensed as incurred, due to immateriality of such costs.

Revenue from other scenario-based customized services

For other scenario-based customized services, the Company utilizes its sales and marketing team to provide services for insurance companies or brokerages and other enterprise customers, such as customer development, product or services introduction, sales strategy and skills education, and to help customers to post their advertisements on social media platforms, plan and organize seasonal on-the-ground sales and promotional campaigns at the 4S stores (automobile dealership stores who are authorized by automobile manufacturers to engage in the businesses relating to sales, spare parts, service and survey) where insurance products and services are sold to targeted consumers or customer designated locations. The Company’s contracts with customers for scenario-based customized services are fixed-price contracts. The Company also believes that it serves as a principal in this type of transaction because it has the latitude in establishing prices with customers, and is responsible for bearing the related costs to complete the designated services. From signing the contract, to the preparation of the scenario-based customized service plan to event execution, it typically takes a few days up to a month. The Company recognizes revenue at the point when the designated services are rendered, completed and accepted by the customers.

Revenue from software development and information technology services

For software development and information technology services, the Company’s performance obligations are to provide customized IT solutions to help customers optimize their IT software and application (such as data storage, mobile search application, etc.). Such IT consulting services are fixed-price contracts, and it normally takes up to several months for the Company to provide the proposals, solutions and completed designated services. The Company believes that it serves as a principal in this type of transaction because it has the latitude in establishing prices, and is responsible rendering the designated services. Related service fees are recognized as revenue at point when designated IT solution, design and management services are rendered, completed and accepted by customers.

Contract Assets and Liabilities

Contract Assets and Liabilities

The Company did not have contract assets as of March 31, 2025 and 2024.

Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $1,007 and $14,099 as of March 31, 2025 and 2024, respectively, consist primarily of fees received from customers in advance of services performed. These amounts represented the Company’s unsatisfied performance obligations as of the balance sheet dates. The amounts of revenue recognized in the years ended March 31, 2025, 2024 and 2023 that were included in the opening deferred revenue were $14,099, $93,986 and $237,119, respectively.

Disaggregation of revenue

Disaggregation of revenue

The Company disaggregates its revenue from contracts by service types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended March 31, 2025, 2024 and 2023 are as follows:

Revenue by service types

The Company’s revenue derived from different service types are set forth below:

	For the years ended March 31,
	2025	2024	2023
Revenue from auto insurance aftermarket value-added services	$63,398,860	$45,561,529	$42,438,636
Revenue from other scenario-based customized services	7,437,448	11,764,389	3,537,667
Revenue from software development and information technology services	616,428	1,220,811	3,257,244
Total revenue	$71,452,736	$58,546,729	$49,233,547

Revenue by customer types

The Company’s revenue by customer types is set forth below:

	For the year ended March 31,
	2025	2024	2023
Revenue from third-party customers	$51,558,098	$46,618,820	$42,132,930
Revenue from related party customers	19,894,638	11,927,909	7,100,617
Total revenue	$71,452,736	$58,546,729	$49,233,547

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2025, 2024 and 2023. The Company does not believe that there was any uncertain tax provision on March 31, 2025 and 2024. The Company’s subsidiary and VIEs in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the fiscal years ended March 31, 2025, 2024 and 2023. As of March 31, 2025 and 2024, all of the tax returns of the Company’s PRC subsidiary, VIEs and subsidiaries of the VIEs remain available for statutory examination by PRC tax authorities.

Value added tax ("VAT")

Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 6%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2025, 2024 and 2023, there were no dilutive shares.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income in the consolidated statements of comprehensive income.

Research and development expenses

Research and development expenses

The Company conducts research and development activities in order to provide software development and information technology services to help insurance companies and brokerages to optimize their IT software and applications. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s intermediary platform. There was no capitalized research and development costs for the years ended March 31, 2024 and 2023. The Company expenses all internal research and development costs, in connection to intermediary platform and other projects as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including facility costs of the research center, and amortization and depreciation to property and equipment used in the research and development activities. For the years ended March 31, 2025, 2024 and 2023, total research and development expenses were approximately $240,052, $229,934 and $254,246, respectively.

Employee benefit expenses

Employee benefit expenses

The Company’s subsidiary, VIE and VIEs’ subsidiaries in the PRC participate in a government-mandated employer social insurance plan pursuant to which certain social security benefits, work-related injury benefits, maternity leave insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying statements of income and comprehensive income amounted to $138,326, $105,277 and $76,316 for the years ended March 31, 2025, 2024 and 2023, respectively.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280 (see Note 12).

Related parties and transactions

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

On November 27, 2023, FASB issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2024-03 did not have material impact on the Company’s consolidated financial statements.

On December 14, 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Company beginning December 15, 2024, with early adoption permitted. The Company does not believe the adoption of this new guidance will have material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires the disaggregation of certain expense captions into specified categories in disclosures within the notes to the consolidated financial statements to provide enhanced transparency into the expense captions presented on the face of the statement of income and comprehensive income. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted, and may be applied either prospectively or retrospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. On January 6, 2025, FASB issued ASU 2025-01 that clarifies for non-calendar year-end entities the interim effective date of Accounting Standards Update No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Public business entities are required to adopt the guidance in Update 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its related disclosures.

In March 2025, the FASB issued ASU 2025-02—Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122. The amendments in this Update are effective immediately and on a fully retrospective basis to annual periods beginning after December 15, 2024. The Company is currently evaluating the effect of adoption of this standard to its consolidated financial statements and disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on, or are unrelated to, its consolidated financial condition, results of operations, cash flows or disclosures.